ACCOUNTS PAYABLE AND ACCRUED EXPENSES (Details) - USD ($) $ in Thousands	Mar. 31, 2017	Jun. 30, 2016	Jun. 30, 2015
ACCOUNTS PAYABLE AND ACCRUED EXPENSES
Accounts payable - trade and oil and gas exploration activities	$ 1,793	$ 1,361
Accounts payable - legal costs	278	61	$ 342
Accrued payroll	98	321	169
Accounts payable and accrued expenses	2,169	1,743	$ 1,668
Total current liabilities	$ 2,169	$ 1,743